Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 1,039,450	$ 4,135,618
VAT and other taxes payable	667,606	601,034
Investment consideration payable	192,652	189,906
Accrued expenses	319,357	410,999
Interest payable	6,973	6,766
Accrued expenses and other liabilities	$ 2,226,038	$ 5,344,323